Capital Distribution	6 Months Ended
Jun. 30, 2022
Capital Distribution [Abstract]
Capital Disbribution
7 Capital distribution
In February 2022 Equinor launched a share buy-back programme for 2022 of up to USD 5,000 million, where the first tranche of
around USD 1,000

million was finalised in March 2022. USD
330

million of the first tranche was acquired in the open market and recognised as a reduction in equity as treasury shares in the first quarter 2022. The treatment of the proportionate share of
67 % from
the Norwegian State is described below.
In May 2022, Equinor launched the second tranche of the 2022 share buy-back programme of

USD
1,333

million. For the second
tranche Equinor entered into an irrevocable agreement with a third party for up to USD 440 million of shares to be purchased in the
open market, while up to USD 893

million of shares from the Norwegian State will, in accordance with an agreement with the

Ministry
of Trade, Industry and Fisheries,

be redeemed at the annual general meeting in May 2023 in order for the Norwegian State to
maintain its ownership percentage in Equinor. As of 30 June 2022, USD 338 million has been acquired in the open market, of which
USD 304

million has been settled.
The second tranche of USD 440

million (both acquired and remaining order) has been recognised as a reduction in equity as treasury shares due to the irrevocable agreement with the third party. The remaining order of the second tranche is accrued for and classified as Trade, other payables and provisions, and this tranche was completed 13 July 2022.
In line with the objective for the share buy-back programme which was executed by Equinor ASA in the period 28 July 2021 to 25
March 2022, a proportionate share of 67 % from the Norwegian State was redeemed in accordance with an agreement with the
Ministry of Petroleum and Energy for the Norwegian State to maintain their ownership percentage in Equinor. The redemption was
approved by the annual general meeting held on 11 May 2022. The State’s share including interest and dividends was recognised as a short-term liability and as a reduction in equity as treasury shares in the second quarter 2022, subsequent to the decision at the
annual general meeting held on 11 May 2022. The shares were cancelled 29 June 2022 and the liability of USD 1,399 million (NOK
13,496

million) to the Norwegian State was settled 20 July 2022.
On 26 July 2022, the board of directors decided a cash dividend for the second quarter of 2022 of USD
0.20

per share and an
increase in the extraordinary cash dividend from USD 0.20

per share to USD
0.50

per share for the second and third quarter of 2022.
The Equinor shares will be traded ex-dividend 11 November 2022 on the Oslo Børs and for ADR holders on the New York Stock
Exchange. Record date will be 14 November 2022 and payment date will be 29 November 2022.
On 26 July 2022, the board of directors decided to initiate the third tranche of the share buy-back programme for 2022 of around USD
1,833

million, including shares to be redeemed from the Norwegian State (subject to annual general meeting approval in May 2023),
and increase the share buy-back programme for 2022 from previously communicated up to USD 5,000 million to up to USD
6,000
million. The third tranche will commence on 28 July and will end no later than 26 October

2022